Share-Based and Other Compensation Plans - Stock Option Activity (Detail) - Stock Options [Member] $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Number of Stock Options
Outstanding, beginning of year | shares	2,291
Exercised | shares	(126)
Forfeited | shares	(35)
Expired | shares	(46)
Outstanding, end of year | shares	2,084
Exercisable at December 31, 2017 | shares	1,944
Weighted Average Exercise price
Outstanding, beginning of year | $ / shares	$ 3.82
Exercised | $ / shares	3.77
Forfeited | $ / shares	3.77
Expired | $ / shares	3.80
Outstanding, end of year | $ / shares	3.84
Exercisable at December 31, 2017 | $ / shares	$ 3.88
Weighted Average remaining contractual term
Outstanding, end of year	6 years 8 months 12 days
Exercisable at December 31, 2017	6 years 7 months 6 days
Aggregate intrinsic value
Outstanding, end of year | $	$ 0
Exercisable at December 31, 2017 | $	$ 0